Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 12, 2023	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jul. 07, 2022
Commitments and Contingencies [Line Items]
Asset purchase agreement, description			Pursuant to the asset purchase agreement, Goedeker Television entitled to receive an earn out payment of $0.2 million if the EBITDA (as defined in the asset purchase agreement) of the Goedeker Business for the trailing twelve (12) month period from April 5, 2022 is $2.5 million or greater, and may be entitled to receive a partial earn out payment if the EBITDA of the Goedeker Business is less than $2.5 million but greater than $1.5 million.
Due amount		$ 200		$ 200
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Shares of common stock (in Shares)					50,000,000
Settled amount			$ 475,000
Agreed to pay amount	$ 475,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Shares of common stock (in Shares)			50,000,000			200,000,000